Basis of Consolidation (Detail Textuals) - USD ($)	Feb. 29, 2020	Jan. 15, 2019
Lexaria Nicotine LLC
Equity interest percentage	83.333%
Altria Ventures Inc.
Equity interest percentage	16.667%	16.667%
Initial investment		$ 1,000,000